Accounts Receivable - Accounts Receivable (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Trade accounts receivable	$ 404,968	$ 21,302
Employee advances	879
Less: Allowance for doubtful accounts
Accounts Receivable Total	$ 405,847	$ 21,302